Financial Instruments And Risks- Summary of Liquidity Risk (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	¥ 111,479,681	¥ 133,961,523	¥ 249,842,652
Payable to platform investors [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	721,558	985,761	1,569,367
Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	51,937,587	39,713,410	37,506,884
Customer deposit [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	3,963,791
Bond payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities			2,209,274
Accounts and other payables and contract liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	2,833,692	2,791,832	6,118,819
Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	43,789,210	81,649,762	182,729,954
Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	311,234	427,075	797,682
Convertible promissory notes payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	7,140,026	7,086,065	7,018,086
Optionally convertible promissory notes [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities			8,546,138
Financial assets sold under repurchase agreements [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	782,583	1,307,618	3,346,448
Financing guarantee contracts [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	68,017,023	54,903,487	68,502,938
Repayable on demand [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	2,753,164	2,540,295	3,358,863
Repayable on demand [member] | Payable to platform investors [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	721,558	985,761	1,569,367
Repayable on demand [member] | Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	71,938	142,342
Repayable on demand [member] | Customer deposit [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	469,093
Repayable on demand [member] | Accounts and other payables and contract liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	1,489,870	1,358,823	1,742,145
Repayable on demand [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		53,369	47,351
Repayable on demand [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	705
Repayable on demand [member] | Financing guarantee contracts [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	68,017,023	54,903,487	68,502,938
Not later than three months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	90,582,460	105,319,335	190,775,225
Not later than three months [member] | Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	49,819,385	36,685,617	37,506,884
Not later than three months [member] | Customer deposit [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	3,494,698
Not later than three months [member] | Bond payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities			2,209,274
Not later than three months [member] | Accounts and other payables and contract liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	1,343,822	1,433,009	4,376,674
Not later than three months [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	34,900,519	65,571,670	134,267,908
Not later than three months [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	189,663	270,393	471,722
Not later than three months [member] | Convertible promissory notes payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	51,790	51,028	50,177
Not later than three months [member] | Optionally convertible promissory notes [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities			8,546,138
Not later than three months [member] | Financial assets sold under repurchase agreements [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	782,583	1,307,618	3,346,448
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	17,572,240	16,872,745	44,779,374
Later than one year and not later than two years [member] | Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	2,046,264	1,926,278
Later than one year and not later than two years [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	8,343,092	14,776,713	44,477,983
Later than one year and not later than two years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	94,648	118,726	251,214
Later than one year and not later than two years [member] | Convertible promissory notes payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	7,088,236	51,028	50,177
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	571,579	9,226,018	3,989,225
Later than two years and not later than three years [member] | Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	959,173
Later than two years and not later than three years [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	545,599	1,247,265	3,871,121
Later than two years and not later than three years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	25,980	35,571	67,927
Later than two years and not later than three years [member] | Convertible promissory notes payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	6,984,009	50,177
Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	238	3,130	6,939,965
Later than three years and not later than four years [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	745	65,591
Later than three years and not later than four years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	¥ 238	¥ 2,385	6,819
Later than three years and not later than four years [member] | Convertible promissory notes payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities			¥ 6,867,555